EMPOWER FUNDS, INC.

Empower Bond Index Fund Institutional Class Ticker: MXCOX Investor Class Ticker: MXBIX	Empower High Yield Bond Fund Institutional Class Ticker: MXFRX Investor Class Ticker: MXHYX
Empower Short Duration Bond Fund Institutional Class Ticker: MXXJX Investor Class Ticker: MXSDX
(the “Funds”)
Supplement dated October 4, 2024, to the Prospectuses, Summary Prospectuses, and Statement of Additional Information (“SAI”) for the Funds, each dated April 30, 2024, as supplemented
At a meeting held on September 25-26, 2024, the Board of Directors of Empower Funds, Inc. (“Empower Funds”), including a majority of its directors who are not “interested persons” of Empower Funds (as that term is defined in the Investment Company Act of 1940, as amended), approved transitioning the sub-adviser responsibilities for the Empower High Yield Bond Fund and the Empower Short Duration Bond Fund from Putnam Investment Management, LLC (“Putnam”) to Franklin Advisers, Inc. (“Franklin Advisers”) on September 30, 2024.
Additionally, the following portfolio manager changes were made to the Funds as of September 30, 2024:
•Albert Chan, CFA, was added as a portfolio manager of the Empower Bond Index Fund;
•Glenn Voyles, CFA, and Bryant Dieffenbacher, CFA, were added as portfolio managers of the Empower High Yield Bond Fund; and
•Thomas Runkel, CFA, was added as a portfolio manager of the Empower Short Duration Bond Fund, and Brett Kozlowski, CFA, no longer serves as a portfolio manager of the Empower Short Duration Bond Fund.
These sub-adviser and portfolio manager changes are part of the integration process related to the acquisition of Putnam by Franklin Resources, Inc. in January 2024.
Accordingly, the following changes are made to each Fund’s Prospectus, Summary Prospectus and SAI as applicable:
Empower Bond Index Fund
Under the “Portfolio Managers” section of the Prospectus and Summary Prospectus, the portfolio managers table is hereby deleted in its entirety and replaced with the following:
Name	Title	Portfolio Manager of Fund Since
Franklin Advisers
Patrick Klein, Ph.D.	Head of Multi-Sector Strategies, Portfolio Manager	2024
Albert Chan, CFA	Head of Portfolio Construction & Analytics	2024
FAS LLC
Dina Ting, CFA	Senior Vice President, Head of Index Portfolio Management	2024
Under the “Management and Organization” header and “Sub-Advisers” section of the Prospectus, the following is hereby incorporated into the “Franklin Advisers” sub-section:
•Albert Chan, CFA, Head of Portfolio Construction & Analytics, has served as portfolio manager of the Fund since 2024 and joined Franklin Advisers in 2024. Prior to joining Franklin Advisers, Mr. Chan was Head of Portfolio Construction and a portfolio manager at Putnam Investment Management, LLC.

Empower High Yield Bond Fund
All references to “Putnam Investment Management, LLC” and “Putnam” in the Fund’s Prospectus and Summary Prospectus are hereby removed and replaced with “Franklin Advisers, Inc.” and “Franklin Advisers,” respectively.
Under the “Portfolio Managers” section of the Prospectus and Summary Prospectus, the portfolio managers table is hereby deleted in its entirety and replaced with the following:
Name	Title	Portfolio Manager of Fund Since
Robert L. Salvin	Senior Vice President, Portfolio Manager	2009
Norman P. Boucher	Portfolio Manager	2009
Glenn Voyles, CFA	Senior Vice President, Director of High Yield	2024
Bryant Dieffenbacher, CFA	Vice President, Portfolio Manager, Research Analyst	2024
Under the “Management and Organization” header and “Sub-Adviser” section of the Prospectus, the “Putnam” sub-section and portfolio manager descriptions are hereby deleted in their entirety and replaced with the following:
Franklin Advisers, a California corporation with its principal business address at One Franklin Parkway, San Mateo, CA 94403, is registered as an investment adviser pursuant to the Advisers Act. Franklin Advisers is a wholly-owned subsidiary of Franklin Resources, Inc., which is a publicly traded, global investment management organization and has been in the investment management business since 1947.
•Robert L. Salvin, Senior Vice President, Portfolio Manager, has served as portfolio manager of the Fund since 2009 and joined Franklin Advisers in 2024. Prior to joining Franklin Advisers, Mr. Salvin was Head of Corporate & Tax-Exempt Credit, Portfolio Manager at Putnam Investment Management, LLC.
•Norman P. Boucher, Portfolio Manager, has served as portfolio manager of the Fund since 2009 and joined Franklin Advisers in 2024. Prior to joining Franklin Advisers, Mr. Boucher was a portfolio manager at Putnam Investment Management, LLC.
•Glenn Voyles, CFA, Senior Vice President, Director of High Yield, has served as portfolio manager of the Fund since 2024 and joined Franklin Advisers in 1993.
•Bryant Dieffenbacher, CFA, Vice President, Portfolio Manager, Research Analyst, has served as portfolio manager of the Fund since 2024 and joined Franklin Advisers in 2010.
Empower Short Duration Bond Fund
All references to “Putnam Investment Management, LLC” and “Putnam” in the Fund’s Prospectus and Summary Prospectus are hereby removed and replaced with “Franklin Advisers, Inc.” and “Franklin Advisers,” respectively.
Under the “Portfolio Managers” section of the Prospectus and Summary Prospectus, the portfolio managers table is hereby deleted in its entirety and replaced with the following:
Name	Title	Portfolio Manager of Fund Since
Albert Chan, CFA	Head of Portfolio Construction & Analytics	2024
Joanne M. Driscoll, CFA	Head of Short Term Liquid Markets	2024
Michael J. Lima, CFA	Portfolio Manager	2024
Andrew C. Benson	Portfolio Manager	2024
Thomas Runkel, CFA	Vice President, Portfolio Manager	2024
Under the “Management and Organization” header and “Sub-Adviser” section of the Prospectus, the “Putnam” sub-section and portfolio manager descriptions are hereby deleted in their entirety and replaced with the following:
Franklin Advisers, a California corporation with its principal business address at One Franklin Parkway, San Mateo, CA 94403, is registered as an investment adviser pursuant to the Advisers Act. Franklin Advisers is a wholly-owned subsidiary of Franklin Resources, Inc., which is a publicly traded, global investment management organization and has been in the investment management business since 1947.

•Albert Chan, CFA, Head of Portfolio Construction & Analytics, has served as portfolio manager of the Fund since 2024 and joined Franklin Advisers in 2024. Prior to joining Franklin Advisers, Mr. Chan was Head of Portfolio Construction and a portfolio manager at Putnam Investment Management, LLC.
•Joanne M. Driscoll, CFA, Head of Short Term Liquid Markets, has served as portfolio manager of the Fund since 2024 and joined Franklin Advisers in 2024. Prior to joining Franklin Advisers, Ms. Driscoll was Head of Short Term Liquid Markets and a portfolio manager at Putnam Investment Management, LLC.
•Michael J. Lima, CFA, Portfolio Manager, has served as portfolio manager of the Fund since 2024 and joined Franklin Advisers in 2024. Prior to joining Franklin Advisers, Mr. Lima was a portfolio manager and analyst at Putnam Investment Management, LLC.
•Andrew C. Benson, Portfolio Manager, has served as portfolio manager of the Fund since 2024 and joined Franklin Advisers in 2024. Prior to joining Franklin Advisers, Mr. Benson was a portfolio manager at Putnam Investment Management, LLC.
•Thomas Runkel, CFA, Vice President, Portfolio Manager, has served as portfolio manager of the Fund since 2024 and joined Franklin Advisers in 1983.
The section entitled “Franklin Advisers, Inc. and Franklin Advisory Services, LLC” under the “Portfolio Managers” header of the SAI is hereby deleted in its entirety and replaced with the following:
FRANKLIN ADVISERS, INC. AND FRANKLIN ADVISORY SERVICES, LLC
Franklin Advisers, Inc. (“Franklin Advisers”) and Franklin Advisory Services, LLC (“FAS LLC”) (collectively, “Franklin”) serve as the Sub-Advisers to the Empower Bond Index Fund pursuant to a Sub-Advisory Agreement among the Fund, ECM, and Franklin dated February 26, 2024. Franklin Advisers also serves as the Sub-Adviser to the Empower High Yield Bond and Empower Short Duration Bond Funds pursuant to Sub-Advisory Agreements among each Fund, ECM, and Franklin Advisers dated September 30, 2024.
•Franklin Advisers, a California corporation with its principal business address at One Franklin Parkway, San Mateo, CA 94403, is registered as an investment adviser pursuant to the Advisers Act. Franklin Advisers is a wholly-owned subsidiary of Franklin Resources, Inc., which is a publicly traded, global investment management organization and has been in the investment management business since 1947.
•FAS LLC, a Delaware limited liability company with its principal business address at One Franklin Parkway, San Mateo, CA 94403, is registered as an investment adviser pursuant to the Advisers Act. FAS LLC’s sole member is Franklin Advisers, a wholly-owned subsidiary of Franklin Resources, Inc.
ECM is responsible for compensating Franklin, which receives monthly compensation for its services at the annual rate of 0.015% of the average daily net asset value of the Empower Bond Index Fund.
ECM is responsible for compensating Franklin Advisers, which receives monthly compensation for its services at the annual rates set forth below on net assets for the following Funds:
•0.35% of the average daily net asset value on all assets for the Empower High Yield Bond Fund; and
•0.10% of the average daily net asset value on all assets for the Empower Short Duration Bond Fund.
Other Accounts Managed
The following table provides information regarding registered investment companies other than the Empower Bond Index Fund, other pooled investment vehicles and other accounts over which the portfolio managers also have day-to-day management responsibilities. The table provides the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of the Fund’s fiscal year ended December 31, 2023, except where noted.

	AUM Based Fees						Performance Based Fees
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)
Patrick Klein, Ph.D.*	11	$12,136	5	$862	3	$628	0	$0	0	$0	0	$0
Albert Chan, CFA**	13	$4,806	10	$2,436	2	$249	2	$1,734	0	$0	0	$0
Dina Ting, CFA*	27	$7,807	26	$2,353	0	$0	0	$0	0	$0	0	$0
* Mr. Klein and Ms. Ting became portfolio managers of the Fund on February 26, 2024.
** Mr. Chan became a portfolio manager of the Fund on September 30, 2024; the information provided is as of June 30, 2024.
The following table provides information regarding registered investment companies other than the Empower High Yield Bond Fund, other pooled investment vehicles and other accounts over which the portfolio managers also have day-to-day management responsibilities. The table provides the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of the Fund’s fiscal year ended December 31, 2023, except where noted.
	AUM Based Fees						Performance Based Fees
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)
Robert L. Salvin	14	$3,856	11	$675	12	$5,890	0	$0	0	$0	0	$0
Norman P. Boucher	10	$2,578	12	$2,348	11	$1,526	0	$0	0	$0	0	$0
Glenn Voyles, CFA*	4	$3,468	5	$1,535	3	$43	0	$0	0	$0	0	$0
Bryant Dieffenbacher, CFA*	1	$2,689	1	$999	0	$0	0	$0	0	$0	0	$0
* Messiers Voyles & Dieffenbacher became portfolio managers of the Fund on September 30, 2024; the information provided is as of June 30, 2024.
The following table provides information regarding registered investment companies other than the Empower Short Duration Bond Fund, other pooled investment vehicles and other accounts over which the portfolio managers also have day-to-day management responsibilities. The table provides the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of the Fund’s fiscal year ended December 31, 2023, except where noted.
	AUM Based Fees						Performance Based Fees
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)
Albert Chan, CFA*	13	$4,758	9	$2,196	3	$247	2	$1,624	0	$0	0	$0
Joanne M. Driscoll, CFA*	7	$14,342	6	$2,518	1	$0.3	1	$1,225	0	$0	0	$0
Michael J. Lima, CFA*	6	$13,966	6	$2,518	4	$4,499	0	$0	0	$0	0	$0
Andrew C. Benson*	14	$14,185	14	$6,798	6	$18,200	2	$1,624	0	$0	0	$0
Thomas Runkel, CFA**	7	$6,728	4	$809	79	$3,663	0	$0	0	$0	0	$0
* Ms. Driscoll and Messiers Chan, Lima and Benson became portfolio managers of the Fund on February 26, 2024.
** Mr. Runkel became a portfolio manager of the Fund on September 30, 2024; the information provided is as of June 30, 2024.
Material Conflicts of Interest Policy
The management of multiple funds, including the Funds, and other accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. Franklin seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Funds. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Funds may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. Franklin seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.
The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be a relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.
Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While Franklin has adopted a code of ethics which it believes contains provisions designed to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.
Franklin has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.
Compensation
Franklin seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:
(1)
Base salary. Each portfolio manager is paid a base salary.
(2)
Annual bonus. Annual bonuses are structured to align the interests of the portfolio manager with those of the Funds’ shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources, Inc. stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources, Inc. and mutual funds advised by Franklin. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of Franklin and/or other officers of Franklin, with responsibility for the Funds, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin guidelines. The following factors are generally used in determining bonuses under the plan:
Investment performance. Primary consideration is given to the historic investment performance over the one, three and five preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.
Non-investment performance. The more qualitative contributions of the portfolio manager to the investment manager’s business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.
Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in Franklin’s appraisal.
(3)
Additional long-term equity-based compensation. Portfolio managers may also be awarded restricted shares or units of

Franklin Resources, Inc. stock or restricted shares or units of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.
Benefits. Portfolio managers also participate in benefit plans and programs available generally to all employees of the investment manager.
Ownership of Securities
The portfolio managers did not own any shares of the Funds as of October 4, 2024.
Under the “Putnam Investment Management, LLC” section of the “Portfolio Managers” header of the SAI, all references to the Empower High Yield Bond Fund and the Empower Short Duration Bond Fund are hereby deleted in their entirety.
This Supplement must be accompanied by or read in conjunction with the current Prospectuses, Summary Prospectuses and SAI for the Funds, each dated April 30, 2024, as supplemented.
Please keep this Supplement for future reference.